Fair Value of Financial Instruments and Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 2,110,065	$ 3,174,724	$ 4,140,880
Crypto assets, at fair value	221,817
Level 1 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	1,963,103	3,174,724
Crypto assets, at fair value	221,817
Level 2 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	146,962
Crypto assets, at fair value
Level 3 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Crypto assets, at fair value